Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]
Income Taxes [Line Items]
Percentage Of Net Operating Loss Carry Forwards Utilization	90.00%
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	$ 30,186	$ 30,186
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	3,468	3,468
Deferred Tax Assets, Tax Credit Carryforwards, Research	709	709
Operating Loss Carryforwards, Expiration Date				Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2030	Dec. 31, 2030
Tax Credit Carryforward, Expiration Date				Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2028	Dec. 31, 2028
Operating Loss Carryforwards, Valuation Allowance, Total	$ 49		$ 181